Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 352,581	$ 506,326	$ 2,419,328	$ 1,305,836
Franchise tax expenses	39,400	50,000	143,200	205,992
Loss from operations	(466,981)	(631,326)	(2,862,528)	(1,511,828)
Other (expense) income:
Change in fair value of derivative liabilities	(60,010)	(175,950)	(538,200)	10,711,300
Change in initial value of Forward Purchase Agreement Liability		(39,104)	86,369
Interest expense – debt discount	(226,615)		(112,054)
Gain on investments held in Trust Account	141,122	1,884,991	3,117,552	3,332,546
Gain on forgiveness of deferred underwriting fee payable		273,110	273,110
Total other (expense) income	(145,503)	1,943,047	2,826,777	14,043,846
(Loss) income before income tax expense	(612,484)	1,311,721	(35,751)	12,532,018
Income tax expense	(21,362)	(416,252)	(615,387)	(624,584)
Net (loss) income	(633,846)	895,469	(651,138)	11,907,434
Related Party
General and administrative expenses - related party	$ 75,000	$ 75,000	$ 300,000
Class A Redeemable Common Stock
Other (expense) income:
Weighted average shares outstanding, basic (in Shares)	1,000,945	18,456,264	5,965,080	24,000,000
Basic net (loss) income per common share (in Dollars per share)	$ (0.09)	$ 0.04	$ (0.05)	$ 0.4
Class A Non-Redeemable Common Stock
Other (expense) income:
Weighted average shares outstanding, basic (in Shares)	5,100,000	1,473,333	3,982,192
Basic net (loss) income per common share (in Dollars per share)	$ (0.09)	$ 0.04	$ (0.05)
Class B Common Stock
Other (expense) income:
Weighted average shares outstanding, basic (in Shares)	900,000	5,484,270	2,017,808	6,000,000
Basic net (loss) income per common share (in Dollars per share)	$ (0.09)	$ 0.04	$ (0.05)	$ 0.4